SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION

OF

EVERGREEN BALANCED FUNDS
EVERGREEN DOMESTIC EQUITY FUNDS I
EVERGREEN DOMESTIC EQUITY FUNDS II
EVERGREEN EQUITY INDEX FUNDS
EVERGREEN ENVISION FUNDS
EVERGREEN GLOBAL AND INTERNATIONAL FUNDS
EVERGREEN INSTITUTIONAL MONEY MARKET FUNDS
EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS
EVERGREEN MONEY MARKET FUNDS
EVERGREEN NATIONAL MUNICIPAL BOND FUNDS
EVERGREEN SECTOR FUNDS
EVERGREEN SHORT AND INTERMEDIATE TERM BOND FUNDS
EVERGREEN SOUTHERN STATE MUNICIPAL BOND FUNDS
EVERGREEN STATE MUNICIPAL BOND FUNDS
EVERGREEN VARIABLE ANNUITY TRUST

            Effective November 20, 2006, the paragraph describing the 12b-1 Committee under “Management of the Trust” is replaced with the following:

            The Trust has a 12b-1 Committee (formerly the Distribution and Shareholder Service Committee) which consists of William W. Pettit and the Chairman of the Committee, Dr. Leroy Keith. The 12b-1 Committee oversees and assists Trustee oversight of: the means by which shares of the Evergreen funds are distributed; expenditures by the Funds’ distributor of amounts paid under the Funds’ Rule 12b-1 plans; the nature and quality of services provided by the Funds’ transfer agent; and the overall level of servicing provided to shareholders in the Funds.   For each Fund’s most recent fiscal year end, the 12b-1 Committee held four committee meetings.

There are currently eleven Trustees of the Evergreen Funds; Shirley L. Fulton served as a Trustee through November 20, 2006.  The Trustees table and accompanying footnotes under “Management of the Trust” are replaced with the following:

Independent Trustees:

Name and

Date of Birth	Position with Trust	Beginning Year of Term of Office[1]	Principal Occupations for Last Five Years	Number of Portfolios Overseen in Evergreen Funds Complex as of 12/31/2005	Other Directorships held outside of Evergreen Funds Complex
Charles A. Austin III DOB: 10/23/1934	Trustee	1991	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)	90	None
K. Dun Gifford DOB: 10/23/1938	Trustee	1974	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor Funds and Cash Resource Trust	90	None
Dr. Leroy Keith, Jr. DOB: 2/14/1939	Trustee	1983	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director, Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services; Former Trustee, Mentor Funds and Cash Resource Trust	90	Trustee, Phoenix Funds Family (consisting of 51 portfolios)
Gerald M. McDonnell DOB: 7/14/1939	Trustee	1988	Manager of Commercial Operations, SMI Steel Co. - South Carolina (steel producer); Former Trustee, Mentor Funds and Cash Resource Trust	90	None
Patricia B. Norris DOB: 4/9/1948	Trustee	2006	Former Partner, PricewaterhouseCoopers, LLP	89 [2]	None
William Walt Pettit DOB: 8/26/1955	Trustee	1984	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Member, Superior Land, LLC; Former Trustee, Mentor Funds and Cash Resource Trust	90	None

David M. Richardson

DOB: 9/19/1941	Trustee	1982	President, Richardson, Runden LLC (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Trustee, Mentor Funds and Cash Resource Trust	90	None

Dr. Russell A. Salton, III

DOB: 6/2/1947	Trustee	1984	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource Associates, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust	90	None
Michael S. Scofield DOB: 2/20/1943	Trustee	1984	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash Resource Trust	90	None

Richard J. Shima

DOB: 8/11/1939	Trustee	1993	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor Funds and Cash Resource Trust	90	None

Interested Trustee:

Richard K. Wagoner, CFA[3] DOB: 12/12/1937	Trustee	1999	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Trustee, Mentor Funds and Cash Resource Trust	90	None

1       Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees.

2          Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3       Mr. Wagoner is an "interested person" of the Evergreen funds because of his ownership of shares in Wachovia Corporation, the parent to the Evergreen funds' investment advisor.

The sub-section entitled “Trustee Ownership of Evergreen Funds Shares” in the section entitled “Management of the Trust” is replaced with the following:

Set forth in the table below are the names of the Evergreen funds in which the Trustees are invested. Amounts reflected include amounts received through the Trustees’ Deferred Compensation Plan. The table shows the dollar range of each Trustee’s investment in each Fund and the aggregate dollar range of their investment in the Evergreen funds complex, as of December 31, 2005 unless otherwise noted. Patricia B. Norris became a member of the Board of Trustees as of July 1, 2006.  Ms. Norris’s information is as of September 19, 2006.

Trustee

	Fund	Dollar Range of Investment in Fund	Aggregate Dollar Range of Investments in Evergreen Funds Complex
Charles A. Austin III	Evergreen Aggressive Growth Fund[1]	$50,001-$100,000	Over $100,000
	Evergreen Core Bond Fund[1]	$10,001-$50,000
	Evergreen Equity Income Fund[1]	$50,001-$100,000
	Evergreen Growth Fund[1]	$50,001-$100,000
	Evergreen Health Care Fund[2]	Over $100,000
	Evergreen International Equity Fund[1]	$10,001-$50,000
	Evergreen Large Cap Value Fund[1]	$10,001-$50,000
	Evergreen Mid Cap Growth Fund[1]	Over $100,000
	Evergreen Money Market Fund	Over $100,000
	Evergreen Omega Fund[2]	$50,001-$100,000
	Evergreen Small Cap Value Fund[1]	$10,001-$50,000
	Evergreen Health Care Fund[1]	$10,001-$50,000
	Evergreen Disciplined Value Fund[1]	$10,001-$50,000
	Evergreen International Equity Fund[1]	$10,001-$50,000
K. Dun Gifford[3]	Evergreen Asset Allocation Fund	$50,001-$100,000	Over $100,000
	Evergreen Equity Income Fund	$50,001-$100,000
	Evergreen Emerging Markets Growth Fund	$10,001-$50,000
	Evergreen Global Opportunities Fund	Over $100,000
Dr. Leroy Keith, Jr.	Evergreen Asset Allocation Fund	$1-$10,000	$10,001-$50,000
	Evergreen Income Advantage Fund	$1-$10,000
	Evergreen Limited Duration Fund	$10,001-$50,000
	Evergreen Managed Income Fund	$1-$10,000
	Evergreen Omega Fund	$1-$10,000
	Evergreen Utilities and High Income Fund	$1-$10,000
Gerald M. Mc Donnell[4]	Evergreen Adjustable Rate Fund	$10,001-$50,000	Over $100,000
	Evergreen Asset Allocation Fund[1]	$50,001-$100,000
	Evergreen Balanced Fund[1]	$50,001-$100,000
	Evergreen Emerging Markets Growth Fund	$10,001-$50,000
	Evergreen Equity Income Fund	$10,001-$50,000
	Evergreen Fundamental Large Cap Fund[2]	Over $100,000
	Evergreen Global Large Cap Equity Fund[1]	$10,001-$50,000
	Evergreen Health Care Fund	$10,001-$50,000
	Evergreen Income Advantage Fund	$1-$10,000
	Evergreen Large Cap Value Fund[1]	$50,001-$100,000
	Evergreen Managed Income Fund	$1-$10,000
	Evergreen Money Market Fund[2]	Over $100,000
	Evergreen Omega Fund[1]	$10,001-$50,000
	Evergreen Short Intermediate Bond Fund	$1-$10,000
	Evergreen Strategic Municipal Bond Fund	$10,001-$50,000
	Evergreen Utilities and High Income Fund	$1-$10,000
Patricia B. Norris	Evergreen Disciplined Small-Mid Value Fund	$10,001 - $50,000	Over $100,000
	Evergreen Disciplined Value Fund	$10,001 - $50,000
	Evergreen Emerging Markets Growth Fund	$10,001 - $50,000
	Evergreen Global Opportunities Fund	$10,001 - $50,000
	Evergreen Growth Fund	$10,001 - $50,000
	Evergreen Health Care Fund	$10,001 - $50,000
	Evergreen International Equity Fund	$10,001 - $50,000
	Evergreen Precious Metals Fund	$10,001 - $50,000
	Evergreen Utility and Telecommunications Fund	$10,001 - $50,000
William Walt Pettit	Evergreen Aggressive Growth Fund	$1-$10,000	Over $100,000
	Evergreen Asset Allocation Fund[1]	$1-$10,000
	Evergreen Emerging Growth Fund[1]	$1-$10,000
	Evergreen Emerging Markets Growth Fund	$1-$10,000
	Evergreen Equity Income Fund[2]	$1-$10,000
	Evergreen Fundamental Large Cap Fund[2]	Over $100,000
	Evergreen Global Large Cap Equity Fund[2]	$1-$10,000
	Evergreen Global Opportunities Fund[1]	Over $100,000
	Evergreen Growth Fund[1]	Over $100,000
	Evergreen Health Care Fund[1]	Over $100,000
	Evergreen International Equity Fund[1]	$1-$10,000
	Evergreen Large Cap Equity Fund[1]	Over $100,000
	Evergreen Large Cap Value Fund[1]	$1-$10,000
	Evergreen Money Market Fund	$10,001-$50,000
	Evergreen Utility and Telecommunications Fund[1]	Over $100,000
David M. Richardson	Evergreen Asset Allocation Fund	$10,001-$50,000	Over $100,000
	Evergreen Managed Income Fund	$50,001-$100,000
	Evergreen Omega Fund	$10,001-$50,000
	Evergreen Special Values Fund	$50,001-$100,000
	Evergreen Utilities and High Income Fund	$10,001-$50,000
Dr. Russell A. Salton, III	Evergreen Asset Allocation Fund[1]	Over $100,000	Over $100,000
	Evergreen Global Opportunities Fund[1]	Over $100,000
	Evergreen Large Cap Value Fund[1]	Over $100,000
Michael S. Scofield	Evergreen Asset Allocation Fund	$10,001-$50,000	Over $100,000
	Evergreen Aggressive Growth Fund	$10,001-$50,000
	Evergreen Balanced Fund[2]	Over $100,000
	Evergreen Core Bond Fund[1]	$50,001-$100,000
	Evergreen Disciplined Value Fund	$10,001-$50,000
	Evergreen Equity Index Fund	$10,001-$50,000
	Evergreen Global Opportunities Fund	$10,001-$50,000
	Evergreen Health Care Fund	$10,001-$50,000
	Evergreen Income Advantage Fund	$1-$10,000
	Evergreen Managed Income Fund	$1-$10,000
	Evergreen Special Equity Fund	$10,001-$50,000
	Evergreen Treasury Money Market Fund	$1-$10,000
	Evergreen Utilities and Telecommunications Fund	$10,001-$50,000
Richard J. Shima	Evergreen Asset Allocation Fund[1]	Over $100,000	Over $100,000
	Evergreen Balanced Fund	$50,001-$100,000
	Evergreen Connecticut Municipal Bond Fund	$50,001-$100,000
	Evergreen Global Large Cap Equity Fund	Over $100,000
	Evergreen Global Opportunities Fund	Over $100,000
	Evergreen Income Advantage Fund	$10,001-$50,000
	Evergreen International Equity Fund	$10,001-$50,000
	Evergreen Large Cap Value Fund[1]	Over $100,000
	Evergreen Managed Income Fund	$10,001-$50,000
	Evergreen Omega Fund	$50,001-$100,000
	Evergreen Utilities and High Income Fund	$10,001-$50,000
Richard K. Wagoner	Evergreen Equity Income Fund	Over $100,000	Over $100,000
	Evergreen Income Advantage Fund	$1-$10,000
	Evergreen Managed Income Fund	$1-$10,000
	Evergreen Mid Cap Growth Fund	$50,001-$100,000
	Evergreen Money Market Fund	$10,001-$50,000
	Evergreen Municipal Money Market Fund	$1-$10,000
	Evergreen Omega Fund	Over $100,000
	Evergreen Special Values Fund	Over $100,000
	Evergreen Utilities and High Income Fund	$1-$10,000

1          Invested through the Trustees’ Deferred Compensation Plan.  The Deferred Compensation Plan allows each Trustee to defer any or all of his or her compensation for serving as Trustee, and to have such compensation invested into a deferral account.  The investment performance of the deferral account is based on the investment performance of the particular Evergreen fund(s) selected by the Trustee.

2          Amount shown includes direct investments as well as investments through the Trustees' Deferred Compensation Plan. Dollar ranges of investments held directly in these funds are as follows: Mr. Austin – Evergreen Health Care Fund, $10,001 - $50,000; Evergreen Omega Fund, $10,001 - $50,000. Mr. McDonnell – Evergreen Fundamental Large Cap Fund, $10,001 - $50,000 and Evergreen Money Market Fund, $1 - $10,000. Mr. Pettit – Evergreen Equity Income Fund, $1 - $10,000; Evergreen Fundamental Large Cap Fund, $10,001 - $50,000; Evergreen Global Large Cap Equity Fund, $1 - $10,000. Mr. Scofield – Evergreen Balanced Fund, $10,001-$50,000.

3       Information for Mr. Gifford has been updated to reflect holdings as of July 26, 2006.

4       In addition to the amounts shown in the table, Mr. McDonnell has $10,001-$50,000 invested in a 529 Education Savings Plan which may from time to time invest in certain of the Evergreen funds.

November 29, 2006	578159 (11/06)